Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated February 10, 2022 to the Prospectus and Summary Prospectus, each dated October 31, 2021, as may be supplemented from time to time
Effective immediately, the Fund’s principal strategy has changed. Accordingly, effective immediately, the second paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 26 of the Prospectus and page 1 of the Summary Prospectus is replaced in its entirety with the following:
The Fund intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. Transactions in mortgage pass-through securities may occur through the use of TBA Transactions. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date.

SPDR DoubleLine Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated February 10, 2022 to the Prospectus and Summary Prospectus, each dated October 31, 2021, as may be supplemented from time to time
Effective immediately, the Fund’s principal strategy has changed. Accordingly, effective immediately, the second paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 26 of the Prospectus and page 1 of the Summary Prospectus is replaced in its entirety with the following:
The Fund intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. Transactions in mortgage pass-through securities may occur through the use of TBA Transactions. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date.